ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Feb. 28, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

        TAL Education Group (the "Company" or "TAL") was incorporated in the Cayman Islands on January 10, 2008 to be the holding company for a group of companies engaged in provision of high quality after-school tutoring programs for primary and secondary school students in the People's Republic of China (the "PRC"). At the time of its incorporation and through the VIE arrangements as described below, the ownership interest of the Company was held by Bangxin Zhang, Yundong Cao, Yachao Liu and Yunfeng Bai (collectively, "the founding shareholders").

        The Company, its subsidiaries, its consolidated Variable Interest Entities ("VIEs") and VIEs' subsidiaries and schools are collectively referred to as the "Group".

        As of February 28, 2015, details of the Company's subsidiaries, its VIEs and VIEs' subsidiaries and schools are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities
Subsidiaries:
TAL Holding Limited ("TAL Hong Kong")(1)	March 11, 2008	Hong Kong	100%	Holding company
Beijing Century TAL Education Technology Co., Ltd. ("TAL Beijing")(2)	May 8, 2008	Beijing	100%	Software sales, and consulting service
Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. ("Huanqiu Zhikang")	September 17, 2009	Beijing	100%	Education and management consulting service
Yidu Huida Education Technology (Beijing) Co., Ltd. ("Yidu Huida")	November 11, 2009	Beijing	100%	Software sales and consulting service
Yidu Technology Group ("Yidu Cayman")	February 2, 2012	Cayman Islands	100%	Holding company
Yidu Technology Group Limited ("Yidu Hong Kong")	April 13, 2012	Hong Kong	100%	Holding company
Beijing Xintang Sichuang Education Technology Co., Ltd. ("Beijing Xintang Sichuang")	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service
Zhixuesi Education Consulting (Beijing) Co., Ltd. ("Zhixuesi Beijing")	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service
YiduXuedi Network Technology (Beijing) Co., Ltd. ("Yidu Xuedi Beijing")	November 30, 2012	Beijing	100%	Software and Network development, sales, and consulting service
Maxstep Technology Inc. ("Maxstep Cayman")	May 13, 2014	Cayman Islands	100%	Holding company
Pengxin TAL Industrial investment (Shanghai) Co., Ltd. ("Pengxin TAL")	June 26, 2014	Shanghai	100%	Investment management and consulting services
Variable interest entities:
Beijing Xueersi Education Technology Co., Ltd. ("Xueersi Education")	December 31, 2005	Beijing	N/A*	Sales of educational materials and products
Beijing Xueersi Network Technology Co., Ltd. ("Xueersi Network")	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service
Beijing Dongfangrenli Science & Commerce Co., Ltd. ("Beijing Dongfangrenli")	September 28, 2011	Beijing	N/A*	Study aboard intermediary service
Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities
VIEs' subsidiaries and schools:—continued
VIEs' subsidiaries and schools:
Beijing Haidian District Xueersi Training School ("Beijing Haidian School")	July 3, 2006	Beijing	N/A*	After-school tutoring for primary and secondary school students
Beijing Dongcheng District Xueersi Training School ("Beijing Dongcheng School")	March 21, 2008	Beijing	N/A*	After-school tutoring for primary and secondary school students
Beijing Zhikang Culture Distribution Co., Ltd. ("Zhikang")	June 30, 2008	Beijing	N/A*	After-school tutoring for primary and secondary school students
Wuhan Jianghan District Xueersi English Training School ("Wuhan Jianghan School")	July 1, 2008	Wuhan	N/A*	Language education
Shanghai Changning District Xueersi Training School ("Shanghai Changning School")	August 1, 2008	Shanghai	N/A*	After-school tutoring for primary and secondary school students
Shanghai Minhang District Xueersi Training School ("Shanghai Minhang School")	August 1, 2008	Shanghai	N/A*	Language education
Beijing Xicheng District Xueersi Training School ("Beijing Xicheng School")	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students
Shanghai Xueersi Education Information Consulting Co., Ltd. ("Shanghai Education")	July 2, 2009	Shanghai	N/A*	Educational information consulting and educational software development
Tianjin Xueersi Education Information Consulting Co., Ltd. ("Tianjin Education")	August 14, 2009	Tianjin	N/A*	Educational information consulting service
Guangzhou Xueersi Education Technology Co., Ltd. ("Guangzhou Education")	August 16, 2009	Guangzhou	N/A*	Educational technology research and development
Shenzhen Xueersi Education Technology Co., Ltd. ("Shenzhen Education")	December 22, 2009	Shenzhen	N/A*	Teaching software research and development
Beijing Haidian District Lejiale Training School ("Beijing Lejiale School")	March 22, 2010	Beijing	N/A*	After-school tutoring for primary and secondary school students
Tianjin Hexi District Xueersi Training School ("Hexi Xueersi School")	August 3, 2010	Tianjin	N/A*	After-school tutoring for primary and secondary school students
Hangzhou Xueersi Education Consulting Co., Ltd. ("Hangzhou Education")	December 1, 2010	Hangzhou	N/A*	Educational information consulting and educational software development
Wuhan Jiang'an District Xueersi Training School ("Wuhan Jiang'an School")	December 16, 2010	Wuhan	N/A*	After-school tutoring for primary and secondary school students
Beijing Chaoyang District Xueersi Training School ("Beijing Chaoyang School")	January 17, 2011	Beijing	N/A*	After-school tutoring for primary and secondary school students
Beijing Xueersi Nanjing Education Technology Co., Ltd. ("Nanjing Education")	January 24, 2011	Nanjing	N/A*	Educational information consulting and educational software development
Xi'an Xueersi Network Technology Co., Ltd. ("Xi'an Network")	February 15, 2011	Xi'an	N/A*	Software sales, and consulting service
Chengdu Xueersi Education Consulting Co., Ltd. ("Chengdu Education")	March 18, 2011	Chengdu	N/A*	Educational information consulting and educational software development
Beijing Shijingshan District Xueersi Training School ("Beijing Shijingshan School")	January 4, 2012	Beijing	N/A*	After-school tutoring for primary and secondary school students
TaiyuanYingze District Xueersi Training School ("Taiyuan Yingze School")	February 21, 2012	Taiyuan	N/A*	After-school tutoring for primary and secondary school students
Suzhou TAL Network Technology Co., Ltd ("Suzhou TAL Network")(3)	February 21, 2012	Suzhou	N/A*	Software sales, and consulting service
Chongqing Shapingba District Xueersi Education Training School ("Chongqing Shapingba School")	February 24, 2012	Chongqing	N/A*	After-school tutoring for primary and secondary school students
Shenyang Xueersi Education Information Consulting Co., Ltd. ("Shenyang Education")	April 12, 2012	Shenyang	N/A*	Educational information consulting service
Zhengzhou Jinshui District Xueersi Shulihua Training Center ("Zhengzhou Jinshui Center")	June 18, 2012	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students
Guangzhou Tianhe District Xueersi Training Center ("Guangzhou Tianhe Center")	July 12, 2012	Guangzhou	N/A*	After-school tutoring for primary and secondary school students
Shenyang Xueersi Education Training School ("Shenyang Training School")	September 6, 2012	Shenyang	N/A*	After-school tutoring for primary and secondary school students
Suzhou Xueersi Culture Training Center ("Suzhou Xueersi Center")(4)	December 14, 2012	Suzhou	N/A*	After-school tutoring for primary and secondary school students
Guangzhou Liwan District Xueersi Training Center ("Guangzhou Liwan Center")	February 25, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students
Nanjing Xintang Sichuang Education Consulting Co., Ltd (Nanjing Xintang Sichuang Education)	March 1, 2013	Nanjing	N/A*	Software and Network development sales, and consulting service
Guangzhou Yuexiu District Xueersi Training Center ("Guangzhou Yuexiu Center")	March 12, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students
Nanjing Xintangsichuang Education Training School ("Nanjing Xintangsichuang School")	April 19, 2013	Nanjing	N/A*	After-school tutoring for primary and secondary school students
Chengdu Jinniu District Xueersi Training School ("Chengdu Jinniu School")	April 22, 2013	Chengdu	N/A*	After-school tutoring for primary and secondary school students
Taiyuan Xiaodian District Xueersi Training School ("Taiyuan Xiaodian School")	May 2, 2013	Taiyuan	N/A*	After-school tutoring for primary and secondary school students
Wuhan Wuchang District Xueersi Training School ("Wuhan Wuchang School")	June 27, 2013	Wuhan	N/A*	After-school tutoring for primary and secondary school students
Wuhan Jiang'an District Xueersi Education Yongqing Training School ("Wuhan Yongqing School")	August 30, 2013	Wuhan	N/A*	After-school tutoring for primary and secondary school students
Zhengzhou Zhongyuan District Xueersi Training School ("Zhengzhou Zhongyuan School")	October 21, 2013	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students
Shenzhen Xueersi Training Center ("Shenzhen Xueersi Center")	November 12, 2013	Shenzhen	N/A*	After-school tutoring for primary and secondary school students
Hangzhou Xueersi Training School ("Hangzhou Xueersi School")	November 14, 2013	Hangzhou	N/A*	After-school tutoring for primary and secondary school students
Shanghai Putuo District Xueersi Training School ("Shanghai Putuo School")	January 6, 2014	Shanghai	N/A*	After-school tutoring for primary and secondary school students
Beijing Changping District Xueersi Training School ("Beijing Changping School")	January 13, 2014	Beijing	N/A*	After-school tutoring for primary and secondary school students
Qingdao Xueersi Education Information Consulting Co., Ltd. ("Qingdao Education")	April 1, 2014	Qingdao	N/A*	Educational information consulting and educational software development
Chongqing Nan'an Xueersi Training School ("Chongqing Nan'an School")	April 11, 2014	Chongqing	N/A*	After-school tutoring for primary and secondary school students
Beijing Jingshi Shifan Culture Distribution Co., Ltd. ("Jingshi Shifan")	May 28, 2014	Beijing	N/A*	Organize contests and culture communication
Changsha TAL Education Technology Co., Ltd. ("Changsha Education")	August 1, 2014	Changsha	N/A*	Educational information consulting and educational software development
Jinan Xueersi Education Training School School ("Jinan Xueersi School")	September 2, 2014	Jinan	N/A*	After-school tutoring for primary and secondary school students
Qingdao Xueersi Wenli Training School School ("Qingdao Wenli School")	December 12, 2014	Qingdao	N/A*	After-school tutoring for primary and secondary school students
Shijiazhuang Qiaoxi District Xueersi Culture Training School ("Shijiazhuang Qiaoxi School")	December 18, 2014	Shijiazhuang	N/A*	After-school tutoring for primary and secondary school students
*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.
(1)	Previously known as Xueersi International Education Group. The name change permit was granted by the governmental authority in June 2013.
(2)	Previously known as TAL Education Technology (Beijing) Co., Ltd. The name change permit was granted by the governmental authority in August 2013.
(3)	Previously known as Suzhou Xueersi Network Technology Co., Ltd. The name change permit was granted by the governmental authority in April 2014.
(4)	Previously known as Suzhou Zhikang Culture Training Center. The name change permit was granted by the governmental authority in April 2014.

The VIE arrangements

        PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing education services outside China. As a Cayman Islands company, the Company is deemed a foreign legal person under the PRC laws.

        To comply with the PRC laws and regulations, except for its personalized premium tutoring service in Beijing, which is currently offered substantially through Huanqiu Zhikang and Zhixuesi Beijing, the Company's wholly owned PRC subsidiaries, the Group provides and plans to provide most of its services in the PRC through its VIEs, Xueersi Education, Xueersi Network, Beijing Dongfangrenli and their subsidiaries and schools. The VIEs and their subsidiaries and schools hold various licenses upon which the Company's business depends. A substantial majority of the Company's employees who provide the Company's services are hired by the VIEs and their subsidiaries and schools, and the VIEs and their subsidiaries and schools lease a substantial majority of the properties upon which the Company's services are delivered. The nominee shareholders of the VIEs have received two loans from TAL Beijing for capital contribution. These loans are eliminated on the Group's consolidated balance sheets. The net revenue from the VIEs and their subsidiaries and schools accounted for 90.7% of the Company's total net revenue for the fiscal year ended February 28, 2015. To provide the Company the power to control and the ability to receive the majority of the expected residual returns of the VIEs and their subsidiaries and schools, the Company's wholly owned subsidiary, TAL Beijing, entered into a series of contractual arrangements with Xueersi Education, Xueersi Network and their respective shareholders on February 12, 2009, including exclusive business service agreements, which were superseded by the Exclusive Business Cooperation Agreement entered into on June 25, 2010. In addition, on December 27, 2011, TAL Beijing entered into a series of contractual arrangements with Beijing Dongfangrenli and their respective shareholders. On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang entered into a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively.

        Through the below contractual arrangements, TAL Beijing has (1) the power to direct the activities of the VIEs and their subsidiaries and schools that most significantly affect their economic performance and (2) the right to receive substantially all the benefits from the VIEs and their subsidiaries and schools. It is therefore considered the primary beneficiary of the VIEs and their subsidiaries and schools, and accordingly, the results of operations, assets and liabilities of the VIEs and their subsidiaries and schools are consolidated in the Group's financial statements.

        Series of exclusive technology support and service agreements: Pursuant to Exclusive Business Cooperation Agreement entered into in June 2010, by and among TAL Beijing, Xueersi Education, Xueersi Network, and the shareholders of Xueersi Education and Xueersi Network, TAL Beijing or its designated affiliates have the exclusive right to provide each of Xueersi Education and Xueersi Network and their subsidiaries and schools comprehensive intellectual property licensing and various technical and business support services. Pursuant to the Exclusive Service Agreement entered into by and among TAL Beijing, Beijing Dongfangrenli and its shareholders in December 2011, TAL Beijing and its designated affiliates have the exclusive right to provide Beijing Dongfangrenli and its subsidiaries and schools (if any) comprehensive intellectual property licensing and various technical and business support services. The services under each of these agreements include, but are not limited to, employee training, technology development, transfer and consulting services, public relation services, market survey, research and consulting services, market development and planning services, human resource and internal information management, network development, upgrade and ordinary maintenance services, and software and trademark licensing and other additional services as the parties may mutually agree from time to time. TAL Beijing owns the exclusive intellectual property rights developed in the performance of these agreements. As consideration for these services, TAL Beijing and its designated affiliates are entitled to charge the VIEs and VIEs' subsidiaries and schools annual service fees and adjust the service fee rates from time to time at its discretion. The agreements are effective within the operation term of TAL Beijing, the VIEs and VIEs' subsidiaries and schools according to PRC Law, unless earlier terminated by mutual agreement of all parties.

        Call option agreement: Pursuant to the call option agreements entered into in February 2009 and December 2011, by and among TAL Beijing, the VIEs and their subsidiaries, the shareholders of the VIEs unconditionally and irrevocably granted TAL Beijing or its designated party an exclusive option to purchase from the VIEs' shareholders, to the extent permitted under PRC law, part of or all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. TAL Beijing has sole discretion to decide when to exercise the option, whether in part or in full. Unless earlier terminated by mutual agreement of all parties, this agreement shall remain effective until TAL Beijing exercises its purchase right to purchase all the VIEs' equity interests according to this agreement.

        Equity pledge agreement: Pursuant to the equity pledge agreements entered into in June 2010 and December 2011, the shareholders of the VIEs unconditionally and irrevocably pledged all of their equity interests, including the right to receive declared dividends and the voting rights, in the VIEs to TAL Beijing to guarantee the VIEs' performance of their obligations under the technology support and service agreements. The shareholders of the VIEs agree that, without prior written consent of TAL Beijing, they will not transfer or dispose the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice TAL Beijing's interest. These agreements are effective over the same term as the exclusive technology support and service agreements and can only be terminated when all the obligations under the exclusive technology support and service agreements are completely fulfilled.

        Letter of Undertaking: All of the shareholders of Xueersi Education and Xueersi Network executed a letter of undertaking in February 2009 to covenant with and undertake to TAL Beijing that, if, as the respective shareholders of Xueersi Education and Xueersi Network, such shareholders receive any dividends, interests, other distributions or remnant assets upon liquidation from Xueersi Education and Xueersi Network, such shareholders shall, to the extent permitted by applicable laws, regulations and legal procedures, remit all such income after payment of any applicable tax and other expenses required by laws and regulations to TAL Beijing without any compensation therefore. All of the shareholders of Beijing Dongfangrenli have made similar undertakings in the option agreement dated December 27, 2011, described above.

        Power of attorney: The shareholders of the VIEs have executed an irrevocable power of attorney appointing TAL Beijing, or any person designated by TAL Beijing as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of the VIEs in August 2009 and December 2011. These agreements remain effective during the entire period during which they are shareholders of the VIEs.

        The articles of associations of the VIEs state that the major rights of the shareholders in shareholders' meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation and review and approve annual budget and earning distribution plan. Therefore, through the irrevocable power of attorney arrangement TAL Beijing has the ability to exercise effective control over the VIEs through shareholder votes and through such votes to also control the composition of the board of directors. As a result of these contractual rights, the Company has the power to direct the activities of the VIEs that most significantly impact their economic performance.

        Spousal consent letter: The spouse of each of the shareholders of the VIEs entered into a spousal consent letter to acknowledge that she is aware of, and consents to, the execution by her spouse of the equity pledge agreement, the call option agreement and the power of attorney described above. Each spouse further agrees that she will not take any actions or raise any claims to interfere with the performance by her spouse of the obligations under the above mentioned agreements.

        Deed of undertaking: On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the "Deed"). Pursuant to the Deed, Mr. Zhang has irrevocably covenanted and undertaken to the Company that:

•

as long as Mr. Bangxin Zhang owns shares in the Company, whether legally or beneficially, and directly or indirectly (including shares held through Mr. Bangxin Zhang's personal holding company Bright Unison Limited or any other company, trust, nominee or agent, if any), representing more than 50% of the aggregate voting power of the then total issued and outstanding shares of the Company,

•

Mr. Bangxin Zhang will not, directly or indirectly, (i) requisition or call any meeting of shareholders for the purpose of removing or replacing any of existing directors or appointing any new director, or (ii) propose any resolution at any of shareholders meetings to remove or replace any of existing directors or appoint any new director; and

•

should any meeting of shareholders be called by the board of directors or requisitioned or called by shareholders for the purpose of removing or replacing any of the directors or appointing any new director, or if any resolution is proposed at any of shareholder meetings to remove or replace any of the directors or appoint any new director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise shall be equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote.

•

Mr. Bangxin Zhang will not cast any votes he has as a director or shareholder (if applicable) on any resolutions or matters concerning enforcing, amending or otherwise relating to the Deed being considered or voted upon by board of directors or shareholders, as the case may be.

        In the opinion of Maples and Calder, the Company's Cayman Islands legal counsel, the deed of undertaking constitutes the legal, valid and binding obligations of Mr. Bangxin Zhang, which cannot be unilaterally revoked by Mr. Bangxin Zhang, and is enforceable in accordance with its terms under existing Cayman Islands laws.

Risks in relation to the VIE structure

        The Company believes that TAL Beijing's contractual arrangements with the VIEs and their respective subsidiaries, schools and shareholders are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group would be subject to fines or potential actions by the relevant PRC regulatory authorities with broad discretions, which could include:

•	revoke the Group's business and operating licenses;
•	require the Group to discontinue or restrict its operations;
•	restrict the Group's right to collect revenues;
•	block the Group's websites;
•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to its business.

        The imposition of any of these penalties could result in a material adverse effect on the Company's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs, and the VIEs' subsidiaries and schools, or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs, and the VIEs' subsidiaries and schools. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, TAL Beijing, or the VIEs and their respective subsidiaries and schools.

        The four legal owners of Xueersi Education and Xueersi Network are Mr. Bangxin Zhang, Mr. Yachao Liu, Mr. Yunfeng Bai, and Mr. Yundong Cao, and the three legal owners of Beijing Dongfangrenli are Mr. Zhang, Mr. Liu and Mr. Bai. Mr. Zhang, Mr. Liu and Mr. Bai are shareholders and directors or officers of TAL Education Group. Mr. Cao is a beneficial owner of TAL Education Group. Mr. Zhang is a director of TAL Education Group. Mr. Liu is a director of Beijing Dongfangrenli. The interests of Mr. Zhang, Mr. Liu, Mr. Bai and Mr. Cao as beneficial owners of the VIEs may differ from the interests of the Group as a whole, since these parties' respective equity interests in the VIEs may conflict with their respective equity interests in the Group. When conflicts of interest arise, it is possible that any or all of these individuals may not act in the best interests of the Group, and such conflicts may not be resolved in the Group's favor. In addition, these individuals may breach, or cause VIEs, their subsidiaries and schools to breach, or refuse to renew, the existing contractual arrangements the Group has with them and VIEs, their subsidiaries and schools. Other than the aforementioned deed of undertaking the Group entered with Mr. Zhang, the Group currently does not have any arrangements to address potential conflicts of interest between these individuals and the Company. To a large extent, the Group relies on the legal owners of the VIEs to abide by the laws of the Cayman Islands and China, which provide that directors and officers owe a fiduciary duty to the company that requires them to act in good faith and in the best interests of the company and not to use their positions for personal gains. If the Group cannot resolve any conflict of interest or dispute between it and these individuals, the Group would have to rely on legal proceedings, which could result in disruption of its business and subject it to substantial uncertainty as to the outcome of any such legal proceedings.

        The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs' subsidiaries and schools in the Group.

	As of February 28, 2014	As of February 28, 2015
Cash and cash equivalents	$136,914,501	$161,603,461
Term deposits	—	542,308
Prepaid expenses and other current assets	14,728,772	34,612,547

Total current assets	151,643,273	196,758,316

Property and equipment, net	51,978,968	62,763,402
Other non-current assets	11,440,412	43,322,163

Total assets	215,062,653	302,843,881

Deferred revenue	102,488,333	154,982,001
Accrued expenses and other current liabilities	24,586,713	38,436,846

Total current liabilities	127,075,046	193,418,847

Total non-current liabilities	846,040	215,764

Total liabilities	$127,921,086	$193,634,611

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net revenues	$186,575,902	$272,231,845	$393,401,571
Net income	$55,172,212	$86,108,986	$121,489,140

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net cash provided by operating activities	$37,349,571	$53,427,076	$85,654,272
Net cash (used in)/provided by investing activities	$(9,039,457)	$6,192,159	$(60,089,867)

        As of February 28, 2013, 2014 and 2015, the balance of the amount payable by the VIEs and their subsidiaries and schools to TAL Beijing or its designated affiliates related to the service fees was $13.0 million, $20.6 million and $18.7 million, respectively and was eliminated upon consolidation.

        There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligation.

        The following consolidated financial statement balances and amounts of the Company and its subsidiaries, excluding the Company's VIEs and VIEs' subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of inter-company transactions and balances among the Company, its subsidiaries, its VIEs and VIEs' subsidiaries and schools in the Group:

	As of February 28, 2014	As of February 28, 2015
Cash and cash equivalents	$133,016,070	$308,553,969
Term deposits	—	20,687,455
Prepaid expenses and other current assets	15,717,279	13,432,794

Total current assets	148,733,349	342,674,218

Property and equipment, net	26,646,223	30,812,246
Other non-current assets	37,156,542	96,084,292

Total assets	212,536,114	469,570,756

Deferred revenue	29,912,729	22,657,938
Accrued expenses and other current liabilities	9,768,551	16,478,238

Total current liabilities	39,681,280	39,136,176

Total non-current liabilities	—	226,073,034

Total liabilities	$39,681,280	$265,209,210

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net revenues	$39,355,193	$41,663,360	$40,567,998
Net loss	$(21,732,146)	$(25,503,214)	$(54,345,119)

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net cash provided by operating activities	$28,060,174	$48,131,290	$61,923,715
Net cash used in investing activities	$(19,079,248)	$(23,595,025)	$(85,695,143)
Net cash (used in)/provided by financing activities	$(41,465,075)	$—	$201,837,942

        Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their paid in capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 20 for disclosure of restricted net assets.